CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 50,833	$ 11,854
Revenue receivable	72,287	47,298
Advances to operators	8,908	37,817
Prepaid and other expenses	4,203	676
Derivative assets - commodity derivatives	10,089	434
Total current assets	146,320	98,079
Property and equipment:
Oil and gas properties, successful efforts method	1,028,662	727,547
Accumulated depletion	(383,673)	(278,773)
Total property and equipment, net	644,989	448,774
Long-term assets:
Derivative assets - commodity derivatives		31
Other long-term assets	3,468	362
Total long-term assets	3,468	393
TOTAL ASSETS	794,777	547,246
Current liabilities:
Accrued expenses	62,180	10,321
Other liabilities	1,523	13
Derivative liabilities - commodity derivatives	431	7,263
Current portion of long-term debt		50,000
Total current liabilities	64,134	67,597
Long-term liabilities:
Long-term debt		1,100
Derivative liabilities - commodity derivatives		657
Derivative liabilities - common stock warrants	11,902
Asset retirement obligations	4,745	2,962
Deferred tax liability	91,592
Total long-term liabilities	108,239	4,719
TOTAL LIABILITIES	172,373	72,316
Commitments and contingencies (Note 11)
EQUITY:
Partnerships' capital		474,930
Common stock, $0.0001 par value, 431,000,000 shares authorized, 133,294,897 issued at December 31, 2022.	13
Additional paid-in capital	590,232
Retained earnings	32,388
Treasury stock, at cost, 25,920 shares at December 31, 2022	(229)
Total equity	622,404	474,930
TOTAL LIABILITIES AND EQUITY	$ 794,777	$ 547,246